Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of sales of products

	Year ended December 31,
	2020	2019
Concentrate sales:
Gold	$6,811,841	$1,010,080
Silver	68,810	11,928
	6,880,651	1,022,008

Less: Royalties	(265,212)	(40,880)
Upside participation	(987,277)	(84,711)
Outside processing charges	(286,165)	(44,756)
	(1,538,654)	(170,347)
Net concentrate sales	5,341,997	851,661

Processing income	132,110	-

Total revenue	$5,474,107	$851,661